PRINCIPAL SUBSIDIARIES - SUMMARIZED CONSOLIDATED STATEMENT OF CASH FLOWS (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of summarized statement of cash flows [line items]
Net cash generated from operating activities	¥ 167,518	¥ 153,619	¥ 175,937
Net cash generated from (used in) investing activities	(102,203)	(121,051)	(66,648)
Net cash (used in)/generated from financing activities	(36,955)	(84,204)	(111,269)
Net (decrease)/increase in cash and cash equivalents	28,360	(51,636)	(1,980)
Balance at beginning of period	60,438	111,927	113,389
Effect of foreign currency exchange rate changes	(1,239)	147	518
Balance at end of period	87,559	60,438	111,927
Marketing Company
Disclosure of summarized statement of cash flows [line items]
Net cash generated from operating activities	54,139	40,260	24,825
Net cash generated from (used in) investing activities	(40,010)	(25,923)	8,339
Net cash (used in)/generated from financing activities	(12,402)	(21,535)	(32,084)
Net (decrease)/increase in cash and cash equivalents	1,727	(7,198)	1,080
Balance at beginning of period	6,901	14,142	12,921
Effect of foreign currency exchange rate changes	14	(43)	141
Balance at end of period	8,642	6,901	14,142
Sinopec International Petroleum Exploration and Production Limited ("SIPL")
Disclosure of summarized statement of cash flows [line items]
Net cash generated from operating activities	281	2,128	3,467
Net cash generated from (used in) investing activities	(2,659)	678	4,096
Net cash (used in)/generated from financing activities	1,683	(116)	(5,419)
Net (decrease)/increase in cash and cash equivalents	(695)	2,690	2,144
Balance at beginning of period	8,833	5,993	3,605
Effect of foreign currency exchange rate changes	(439)	150	244
Balance at end of period	7,699	8,833	5,993
Shanghai Petrochemical
Disclosure of summarized statement of cash flows [line items]
Net cash generated from operating activities	1,680	5,057	6,659
Net cash generated from (used in) investing activities	(3,888)	(4,623)	(1,928)
Net cash (used in)/generated from financing activities	1,682	(1,737)	(3,507)
Net (decrease)/increase in cash and cash equivalents	(526)	(1,303)	1,224
Balance at beginning of period	7,450	8,742	7,504
Effect of foreign currency exchange rate changes	(8)	11	14
Balance at end of period	6,916	7,450	8,742
Fujian Petrochemical
Disclosure of summarized statement of cash flows [line items]
Net cash generated from operating activities	(244)	622	38
Net cash generated from (used in) investing activities	(649)	(472)	(215)
Net cash (used in)/generated from financing activities	882	(163)	43
Net (decrease)/increase in cash and cash equivalents	(11)	(13)	(134)
Balance at beginning of period	79	92	226
Balance at end of period	68	79	92
Sinopec Kantons
Disclosure of summarized statement of cash flows [line items]
Net cash generated from operating activities	586	716	738
Net cash generated from (used in) investing activities	3,846	397	648
Net cash (used in)/generated from financing activities	(1,250)	(1,208)	(1,551)
Net (decrease)/increase in cash and cash equivalents	3,182	(95)	(165)
Balance at beginning of period	117	198	343
Effect of foreign currency exchange rate changes	(117)	14	20
Balance at end of period	3,182	117	198
Shanghai SECCO
Disclosure of summarized statement of cash flows [line items]
Net cash generated from operating activities	3,119	4,601	3,766
Net cash generated from (used in) investing activities	(4,335)	(91)	(480)
Net cash (used in)/generated from financing activities	(2,879)	(2,050)	(3,676)
Net (decrease)/increase in cash and cash equivalents	(4,095)	2,460	(390)
Balance at beginning of period	9,278	6,817	7,205
Effect of foreign currency exchange rate changes	(2)	1	2
Balance at end of period	5,181	9,278	6,817
Sinopec-SK
Disclosure of summarized statement of cash flows [line items]
Net cash generated from operating activities	(363)	5,532	3,308
Net cash generated from (used in) investing activities	(2,340)	(4,987)	(3,099)
Net cash (used in)/generated from financing activities	2,176	250	525
Net (decrease)/increase in cash and cash equivalents	(527)	795	734
Balance at beginning of period	1,593	798	64
Balance at end of period	¥ 1,066	¥ 1,593	¥ 798